Carnival Corporation & PLC Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Change in accounting principle	[1]	Common stock	Ordinary shares	Additional paid-in capital	Retained earnings	Retained earnings Change in accounting principle	[1]	AOCI	Treasury stock
Beginning Balance at Nov. 30, 2017	$ 24,216			$ 7	$ 358	$ 8,690	$ 23,292			$ (1,782)	$ (6,349)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	3,152						3,152
Other comprehensive income (loss)	(167)									(167)
Cash dividends declared	(1,378)						(1,378)
Purchases of treasury stock under the Repurchase Program and other	(1,380)					66					(1,446)
Ending Balance at Nov. 30, 2018	24,443	$ (24)		7	358	8,756	25,066	$ (24)		(1,949)	(7,795)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	2,990						2,990
Other comprehensive income (loss)	(117)									(117)
Cash dividends declared	(1,379)						(1,379)
Purchases of treasury stock under the Repurchase Program and other	(548)					51					(599)
Ending Balance at Nov. 30, 2019	25,365			7	358	8,807	26,653			(2,066)	(8,394)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(10,236)						(10,236)
Other comprehensive income (loss)	630									630
Cash dividends declared	(342)						(342)
Issuance of common stock	3,249			2		3,247
Issuance and repurchase of Convertible Notes (net settled through a registered direct offering)	1,799			2		1,798
Purchases of treasury stock under the Repurchase Program and other	89				2	97					(10)
Ending Balance at Nov. 30, 2020	$ 20,555			$ 11	$ 361	$ 13,948	$ 16,075			$ (1,436)	$ (8,404)

[1]	We adopted the provisions of Revenue from Contracts with Customers and Derivatives and Hedging on December 1, 2018.